Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—110.2%
JAPAN—110.2%
Communication Services—5.1%
Internet Initiative Japan, Inc.	84,500	$ 1,638,574
KDDI Corp.(a)	53,200	1,762,784
Nintendo Co. Ltd.	27,900	1,558,798
		4,960,156
Consumer Discretionary—16.6%
Denso Corp.	102,900	1,616,358
Koito Manufacturing Co. Ltd.	17,100	261,789
Nitori Holdings Co. Ltd.	5,000	654,409
Pan Pacific International Holdings Corp.	122,800	2,654,504
Shoei Co. Ltd.	33,900	453,052
Sony Group Corp.(a)	45,200	4,432,687
Suzuki Motor Corp.	24,800	1,113,983
Toyota Motor Corp.(a)	242,200	4,836,205
		16,022,987
Consumer Staples—10.8%
Ajinomoto Co., Inc.	66,000	2,710,285
Asahi Group Holdings Ltd.(a)	71,400	2,653,791
Kao Corp.	51,100	2,021,902
Milbon Co. Ltd.	16,300	389,531
NH Foods Ltd.	15,900	544,514
Seven & i Holdings Co. Ltd.	8,000	315,959
Suntory Beverage & Food Ltd.	31,300	1,021,155
Transaction Co. Ltd.	35,000	585,194
Welcia Holdings Co. Ltd.	10,000	168,688
		10,411,019
Financials—12.6%
Hachijuni Bank Ltd.	176,400	961,364
Japan Exchange Group, Inc.	24,000	531,161
Mitsubishi UFJ Financial Group, Inc.	467,800	4,381,670
Tokio Marine Holdings, Inc.(a)	157,400	4,150,232
Tokyo Century Corp.(a)	197,200	2,191,164
		12,215,591
Health Care—9.9%
Asahi Intecc Co. Ltd.	26,600	505,424
Chugai Pharmaceutical Co. Ltd.(a)	54,000	1,942,392
Daiichi Sankyo Co. Ltd.	69,300	2,074,775
Hoya Corp.(a)	21,700	2,756,531
Jeol Ltd.	40,500	1,851,411
Olympus Corp.	29,400	435,228
		9,565,761
Industrials—23.2%
AGC, Inc.	34,800	1,308,767
Amada Co. Ltd.(a)	128,300	1,384,567
ANA Holdings, Inc.(b)	57,400	1,268,435
Daikin Industries Ltd.(a)	9,300	1,490,159
Daiseki Co. Ltd.	17,200	491,797
Fuji Electric Co. Ltd.	47,700	2,388,816
Hitachi Ltd.	66,200	5,200,033
Makita Corp.(a)	29,900	804,758
Shares		Value

MISUMI Group, Inc.(a)	58,100	$ 996,118
Open Up Group, Inc.	74,200	1,149,324
Recruit Holdings Co. Ltd.(a)	36,300	1,433,803
SHO-BOND Holdings Co. Ltd.	20,000	890,811
SMC Corp.	2,900	1,614,269
Takasago Thermal Engineering Co. Ltd.	47,600	1,099,856
Takuma Co. Ltd.	42,900	504,774
TechnoPro Holdings, Inc.	20,200	465,707
		22,491,994
Information Technology—21.5%
Advantest Corp.(a)	28,700	1,142,197
Elecom Co. Ltd.	44,900	522,189
Ibiden Co. Ltd.	36,800	1,851,774
Kaga Electronics Co. Ltd.	29,900	1,384,071
Keyence Corp.(a)	8,500	3,802,882
Kohoku Kogyo Co. Ltd.	17,800	616,299
NEC Corp.	33,200	2,169,444
Nomura Research Institute Ltd.	52,000	1,590,343
Otsuka Corp.	25,900	1,089,814
Ricoh Co. Ltd.	132,400	1,040,663
Sansan, Inc.(b)	54,100	503,629
Tokyo Electron Ltd.	23,900	4,435,181
Zuken, Inc.	23,500	642,315
		20,790,801
Materials—7.5%
Kansai Paint Co. Ltd.(a)	74,800	1,250,642
Nippon Paint Holdings Co. Ltd.	300,300	2,365,260
Shin-Etsu Chemical Co. Ltd.(a)	92,100	3,625,257
		7,241,159
Real Estate—3.0%
JSB Co. Ltd.	29,800	533,159
Tokyu Fudosan Holdings Corp.(a)	350,200	2,341,987
		2,875,146
Total Japan		106,574,614
Total Common Stocks		106,574,614
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(c)	73,284	73,284
Total Short-Term Investment		73,284
Total Investments (Cost $94,962,671)(d)—110.3%		106,647,898
Liabilities in Excess of Other Assets—(10.3%)		(9,918,007)
Net Assets—100.0%		$96,729,891

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
2

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3